Subsequent Events (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events.
Sublease Income	$ 225	$ 363	$ 580	$ 730	$ 1,467	$ 987